UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  $1,073,177
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name

     1.   028-13397                       Cobalt Offshore Master Fund LP
     2.   028-10572                       Cobalt Partners, L.P.
     3.   028-12326                       Cobalt Partners II, L.P.
     -----------------------              ---------------------------------


                                                           FORM 13F INFORMATION TABLE
                                                         Cobalt Capital Management, Inc.
                                                                  June 30, 2012

                               COLUMN 1          COLUMN 2   COLUMN 3 COLUMN 4   COLUMN 5  COLUMN 6        COLUMN 7     COLUMN 8
                                                             VALUE   SHS OR     SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x$1000) PRN AMT    PRN CALL  DISCRETION      MGRS     SOLE  SHARED NONE
AETNA INC NEW                       COM          00817Y108   13,570     350,000 SH        SHARED-DEFINED  1, 2, 3     350,000
AGRIUM INC                          COM          008916108   79,614     899,900 SH        SHARED-DEFINED  1, 2, 3     899,900
AMERICAN INTL GROUP INC           COM NEW        026874784   12,836     400,000 SH        SHARED-DEFINED  1, 2, 3     400,000
ANADARKO PETE CORP                  COM          032511107   18,574     280,575 SH        SHARED-DEFINED  1, 2, 3     280,575
ASHLAND INC NEW                     COM          044209104   17,328     250,000 SH        SHARED-DEFINED  1, 2, 3     250,000
ATLAS ENERGY LP                 COM UNITS LP     04930A104   43,678   1,431,580 SH        SHARED-DEFINED  1, 2, 3   1,431,580
BE AEROSPACE INC                    COM          073302101   40,837     935,338 SH        SHARED-DEFINED  1, 2, 3     935,338
CABOT OIL & GAS CORP                COM          127097103   26,627     675,802 SH        SHARED-DEFINED  1, 2, 3     675,802
CAPITAL ONE FINL CORP               COM          14040H105   25,856     473,027 SH        SHARED-DEFINED  1, 2, 3     473,027
CF INDS HLDGS INC                   COM          125269100   10,733      55,401 SH        SHARED-DEFINED  1, 2, 3      55,401
COBALT INTL ENERGY INC              COM          19075F106    4,700     200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
COLLECTIVE BRANDS INC               COM          19421W100    6,426     300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
CONOCOPHILLIPS                      COM          20825C104   34,182     611,700 SH        SHARED-DEFINED  1, 2, 3     611,700
COOPER INDUSTRIES PLC               SHS          G24140108   15,000     220,000 SH        SHARED-DEFINED  1, 2, 3     220,000
CROWN HOLDINGS INC                  COM          228368106    6,898     200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
DELPHI AUTOMOTIVE PLC               SHS          G27823106   14,833     581,700 SH        SHARED-DEFINED  1, 2, 3     581,700
DELTA AIR LINES INC DEL           COM NEW        247361702   30,342   2,771,000 SH        SHARED-DEFINED  1, 2, 3   2,771,000
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS     G10082140   13,298     425,000 SH        SHARED-DEFINED  1, 2, 3     425,000
EQT CORP                            COM          26884L109   10,726     200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
FUSION-IO INC                       COM          36112J107    6,267     300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
GOODYEAR TIRE & RUBR CO             COM          382550101    3,543     300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
HARVEST NATURAL RESOURCES IN        COM          41754V103    2,565     300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
HOLLYFRONTIER CORP                  COM          436106108   32,457     916,085 SH        SHARED-DEFINED  1, 2, 3     916,085
JOHNSON CTLS INC                    COM          478366107   22,710     819,564 SH        SHARED-DEFINED  1, 2, 3     819,564
KKR FINANCIAL HLDGS LLC             COM          48248A306   38,340   4,500,000 SH        SHARED-DEFINED  1, 2, 3   4,500,000
KKR FINANCIAL HLDGS LLC       NOTE 7.500% 1/1    48248AAD0   46,370  34,285,000 PRN       SHARED-DEFINED  1, 2, 3  34,285,000
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/1    48248AAB4   21,355  21,275,000 PRN       SHARED-DEFINED  1, 2, 3  21,275,000
LEAR CORP                         COM NEW        521865204   27,781     736,322 SH        SHARED-DEFINED  1, 2, 3     736,322
LENNAR CORP                         CL A         526057104   25,120     812,666 SH        SHARED-DEFINED  1, 2, 3     812,666
LOWES COS INC                       COM          548661107    9,950     349,875 SH        SHARED-DEFINED  1, 2, 3     349,875
LYONDELLBASELL INDUSTRIES N      SHS - A -       N53745100    7,420     184,258 SH        SHARED-DEFINED  1, 2, 3     184,258
MARATHON PETE CORP                  COM          56585A102   11,904     265,000 SH        SHARED-DEFINED  1, 2, 3     265,000
METLIFE INC                         COM          59156R108   17,739     575,000 SH        SHARED-DEFINED  1, 2, 3     575,000
MICHAEL KORS HLDGS LTD              SHS          G60754101   10,798     258,081 SH        SHARED-DEFINED  1, 2, 3     258,081
MOSAIC CO NEW                       COM          61945C103   36,261     662,179 SH        SHARED-DEFINED  1, 2, 3     662,179
NAVISTAR INTL CORP NEW              COM          63934E108    8,766     309,000 SH        SHARED-DEFINED  1, 2, 3     309,000
OWENS CORNING NEW                   COM          690742101    1,427      50,000 SH        SHARED-DEFINED  1, 2, 3      50,000
PATRIOT COAL CORP             NOTE 3.250% 5/3    70336TAA2    1,689   6,250,000 PRN       SHARED-DEFINED  1, 2, 3   6,250,000
PFIZER INC                          COM          717081103   11,500     500,000 SH        SHARED-DEFINED  1, 2, 3     500,000
PIONEER NAT RES CO                  COM          723787107   16,319     185,000 SH        SHARED-DEFINED  1, 2, 3     185,000
POTASH CORP SASK INC                COM          73755L107    4,369     100,000 SH        SHARED-DEFINED  1, 2, 3     100,000
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297   14,320     904,019 SH        SHARED-DEFINED  1, 2, 3     904,019
PULTE GROUP INC                     COM          745867101    3,210     300,000 SH        SHARED-DEFINED  1, 2, 3     300,000
SANDISK CORP                        COM          80004C101   23,712     650,000 SH        SHARED-DEFINED  1, 2, 3     650,000
SBA COMMUNICATIONS CORP             COM          78388J106   21,536     377,500 SH        SHARED-DEFINED  1, 2, 3     377,500
SEAGATE TECHNOLOGY PLC              SHS          G7945M107   17,484     706,988 SH        SHARED-DEFINED  1, 2, 3     706,988
SM ENERGY CO                        COM          78454L100    3,683      75,000 SH        SHARED-DEFINED  1, 2, 3      75,000
SOLUTIA INC                       COM NEW        834376501   33,660   1,200,000 SH        SHARED-DEFINED  1, 2, 3   1,200,000
SPDR GOLD TRUST                   GOLD SHS       78463V107   34,553     222,650 SH        SHARED-DEFINED  1, 2, 3     222,650
TENNECO INC                         COM          880349105   34,472   1,285,315 SH        SHARED-DEFINED  1, 2, 3   1,285,315
TYSON FOODS INC                     CL A         902494103   17,439     926,136 SH        SHARED-DEFINED  1, 2, 3     926,136
U S AIRWAYS GROUP INC               COM          90341W108   19,921   1,494,416 SH        SHARED-DEFINED  1, 2, 3   1,494,416
UNITED RENTALS INC                  COM          911363109   12,742     374,326 SH        SHARED-DEFINED  1, 2, 3     374,326
UNITEDHEALTH GROUP INC              COM          91324P102   11,700     200,000 SH        SHARED-DEFINED  1, 2, 3     200,000
WESTERN REFNG INC                   COM          959319104    6,959     312,500 SH        SHARED-DEFINED  1, 2, 3     312,500
WHITING PETE CORP NEW               COM          966387102   27,078     658,503 SH        SHARED-DEFINED  1, 2, 3     658,503


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